Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue		$ 4,576,697	$ 4,288,640	$ 4,169,039
Operating expenses:
Cost of revenue		2,957,547	2,810,967	2,755,563
Research and development		354,706	312,941	282,042
Selling, general and administrative		528,572	487,255	458,539
Amortization of purchased intangible assets and other		71,075	78,784	78,137
Total operating expenses		3,911,900	3,689,947	3,574,281
Operating income		664,797	598,693	594,758
Interest and other expense, net		(26,391)	(10,797)	(11,436)
Gain from sale of a business		10,000	226,410	0
Income before income taxes		648,406	814,306	583,322
Income taxes		98,905	125,932	85,482
Net income	[1]	$ 549,501	$ 688,374	$ 497,840
Basic earnings per share		$ 4.47	$ 5.36	$ 3.73
Diluted earnings per share		$ 4.44	$ 5.32	$ 3.71

[1]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.